Securities - Summary of Amortized Cost and Fair Value of Available for Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 392,179	$ 275,860
Gross Unrealized Gains	5,043	1,560
Gross Unrealized Losses	(1,517)	(8,905)
Fair Value	395,705	268,515
U.S. Government Sponsored Entities and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	30,070	16,029
Gross Unrealized Gains	417
Gross Unrealized Losses	(314)	(1,305)
Fair Value	30,173	14,724
U.S. Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	20,000
Fair Value	20,000
Mortgage-Backed Securities: Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	335,677	259,831
Gross Unrealized Gains	4,593	1,560
Gross Unrealized Losses	(1,203)	(7,600)
Fair Value	339,067	253,791
Mortgage-Backed Securities: Commercial [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,432
Gross Unrealized Gains	33
Fair Value	$ 6,465